Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

Property, plant and equipment, net. consists of the following:

	Useful Life (in years)	December 31, 2016	December 31, 2015
		(in thousands)
Land	N/A	$23,520	$18,902
Construction in progress	N/A	131,448	58,146
Transportation Equipment	5 to 15	44,060	46,582
Buildings and improvements	4 to 40	24,225	22,398
Processing and treating plants	8 to 40	120,977	102,111
Pipelines and compressors	3 to 40	804,815	775,486
Storage	3 to 40	210,579	210,208
Equipment	5 to 20	102,409	78,131
Total property, plant and equipment		1,462,033	1,311,964
Less accumulated depreciation		(317,030)	(240,450)
Property, plant and equipment, net		$1,145,003	$1,071,514

At December 31, 2016 and 2015, gross property, plant and equipment included $291.1 million and $228.9 million, respectively, related to our FERC regulated interstate and intrastate assets.

Depreciation expense totaled $82.8 million, $75.0 million and $50.9 million for the years ended December 31, 2016, 2015 and 2014, respectively, which is included in the depreciation, amortization and accretion expense in the consolidated statements of operations. Depreciation expense amounts have been adjusted by $0.1 million, $1.1 million, and $1.7 million for the years ended December 31, 2016, 2015 and 2014, respectively, to present the Mid-Continent and Bakken Business's operations as discontinued operations. Capitalized interest was $2.7 million, $1.9 million and $0.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

During the fourth quarter of 2014, management noted the declining commodity markets and related impact on producers and shippers to whom we provide gathering and processing services. The decline in the market price of crude oil led to a corresponding decrease in natural gas and crude oil production impacting the volume of natural gas and NGLs we gather and process on certain assets. As a result, an asset impairment charge of $21.3 million was recorded to reduce the carrying value of the impacted assets to their estimated fair value. The related fair value measurements were based on significant inputs not observable in the market and thus represented Level 3 measurements. Primarily using the income approach, the fair value estimates were based on i) present value of estimated EBITDA, ii) an assumed discount rate of 9.5%, and iii) the expected remaining useful life of the asset groups.